Intangible Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	May 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 154,218		$ 85,677